PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of March 31,
	2015	2016
	$	$
At cost:
Machinery and equipment	12,027	12,205
Furniture and fixtures	441	441
Leasehold improvements	493	493
Motor vehicles	87	153
Total	13,048	13,292
Less: Accumulated depreciation and impairment	(11,954)	(12,171)
Property, plant and equipment, net	1,094	1,121

Depreciation expense incurred for the years ended March 31, 2014, 2015 and 2016 were $557, $393 and $317, respectively.

Write off of property, plant and equipment amounting to $nil, $nil and $117 during the years ended March 31, 2014, 2015 and 2016, respectively.